ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM
March 3, 2011		Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers Trust I
File Nos. 033-44909; 811-06520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers Trust I (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 28, 2011 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i) Prospectus for Managers AMG FQ Tax-Managed U.S. Equity Fund, Managers AMG FQ U.S. Equity Fund, Managers AMG FQ Global Alternatives Fund, and Managers AMG FQ Global Essentials Fund dated March 1, 2011;

(ii) Prospectus for Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund, Managers Institutional Micro-Cap Fund, Managers Real Estate Securities Fund, Managers PIMCO Bond Fund, and Managers California Intermediate Tax-Free Fund dated March 1, 2011;

(iii) Prospectus for Managers AMG TSCM Growth Equity Fund dated March 1, 2011;

(iv) Statement of Additional Information for Managers AMG FQ Tax-Managed U.S. Equity Fund, Managers AMG FQ U.S. Equity Fund, Managers AMG FQ Global Alternatives Fund, and Managers AMG FQ Global Essentials Fund dated March 1, 2011; and

(v) Statement of Additional Information for Managers Frontier Small Cap Growth Fund, Managers AMG TSCM Growth Equity Fund, Managers Micro-Cap Fund, Managers Institutional Micro-Cap Fund, Managers Real Estate Securities Fund, Managers PIMCO Bond Fund, and Managers California Intermediate Tax-Free Fund dated March 1, 2011.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda